Marketable Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Summary of Amortized Cost, Gross Unrealized Gains, Gross Unrealized Losses, and Fair Value

All of the Company’s marketable securities are classified as available-for-sale. The amortized cost, gross unrealized gains, gross unrealized losses, and fair value of the Company’s marketable securities, by major security type, were as follows (in thousands):

	As of September 30, 2024
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Commercial paper	$7,438	$2	$—	$7,440
U.S. Treasuries	75,809	44	(8)	75,845
U.S. Government agency bonds	105,490	203	(18)	105,675
Corporate bonds	82,205	372	—	82,577
Total marketable securities	$270,942	$621	$(26)	$271,537

Marketable securities are recorded in the following Consolidated Balance Sheets captions:
Cash and cash equivalents				$7,353
Marketable securities				264,184
Total marketable securities				$271,537

	As of December 31, 2023
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Commercial paper	$53,482	$23	$(12)	$53,493
U.S. Treasuries	4,896	1	—	4,897
U.S. Government agency bonds	28,366	39	(7)	28,398
Corporate bonds	66,726	289	(8)	67,007
Total marketable securities	$153,470	$352	$(27)	$153,795

Marketable securities are recorded in the following Consolidated Balance Sheets captions:
Cash and cash equivalents				$6,893
Marketable securities				146,902
Total marketable securities				$153,795

The amortized cost, gross unrealized gains, gross unrealized losses, and fair value of the Company’s marketable securities by major security type were as follows (in thousands):

As of December 31, 2023	Amortized cost	Unrealized Gains	Unrealized Losses	Fair Value
Commercial paper	$53,482	$23	$(12)	$53,493
U.S. Treasuries	4,896	1	—	4,897
U.S. Government agency bonds	28,366	39	(7)	28,398
Corporate bonds	66,726	289	(8)	67,007
Total marketable securities	$153,470	$352	$(27)	$153,795

Marketable securities are reported in the following Consolidated Balance Sheets captions:

Cash and cash equivalents	$6,893
Marketable securities	146,902
Total marketable securities	$153,795

Summary of Fair Value and Gross Unrealized Losses

The following tables show the fair value and gross unrealized losses of the Company’s marketable securities, with unrealized losses that are not deemed to be other-than-temporary, aggregated by major security type and length of time that the individual securities have been in a continuous unrealized loss position (in thousands):

	Less Than 12 Months
As of September 30, 2024	Fair Value	Unrealized Losses
Commercial paper	$2,981	$—
U.S. Treasuries	19,778	(8)
U.S. Government agency bonds	24,278	(18)
Corporate bonds	2,495	—
Total	$49,532	$(26)

	Less Than 12 Months
As of December 31, 2023	Fair Value	Unrealized Losses
Commercial paper	$32,137	$(12)
U.S. Government agency bonds	15,861	(7)
Corporate bonds	8,367	(8)
Total	$56,365	$(27)

The following table shows the fair value and gross unrealized losses of the Company’s available-for-sale securities with unrealized losses that are not deemed to be other-than-temporary, aggregated by major security type and length of time that the individual securities have been in a continuous unrealized loss position (in thousands):

	Less Than 12 Months
As of December 31, 2023	Fair Value	Unrealized Losses
Commercial paper	$32,137	$(12)
U.S. Government agency bonds	15,861	(7)
Corporate bonds	8,367	(8)
Total	$56,365	$(27)

Summary of Contractual Maturities of Marketable Securities

The following table summarizes the contractual maturities of the Company’s marketable securities (in thousands):

	As of September 30, 2024		As of December 31, 2023
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due within one year	$233,615	$233,992	$95,188	$95,232
Due in one to two years	37,327	37,545	58,282	58,563
Total	$270,942	$271,537	$153,470	$153,795

The following table summarizes the contractual maturities of the Company’s marketable securities (in thousands):

As of December 31, 2023	Amortized cost	Fair Value
Due within one year	$95,188	$95,232
Due in one to two years	58,282	58,563
Total	$153,470	$153,795